Summary Of Other Non Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets Disclosure [Line Items]
Rental and other deposits	$ 2,924	$ 1,523
Interest receivable	10,483
Others	337	194
Other Non Current Assets Total	$ 13,744	$ 1,717